UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment  [  ]; Amendment Number: ______
This Amendment (Check only one.):  [  ] is a restatement.
		                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	  Alpine Securities USVI, LLC
Address:  6100 Red Hook
	  Quarter #2, Suite A3-1
	  St. Thomas, VI 00802

Form 13F File Number:  28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Andrew Park
Title:	Chief Operating Officer
Phone:  646-961-3213


Signature, Place, and Date of Signing:

  (s) Andrew Park       St. Thomas, US Virgin Islands       8/15/2012
-------------------  ----------------------------------	  -------------
    [Signature]     	     [City, State]		     [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this
    report, and all holdings are reported by other 	reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total: $20,896
				       (thousands)

List of Other Included Managers:  	 NONE

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

                                                              VALUE                  SH/  PUT/INVESTMENT OTHER   VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS     CUSIP    ($000's)     AMOUNT     PRN  CALLDISCRETION MANAGER  SOLE  SHARED NONE
-----------------------------------------------------------  --------  ------------------------------------------------------------

ADOBE SYS INC                          COM        00724F101     604       25000      SH          SOLE             25000
COMERICA INC                    *W EXP 11/14/201  200340115     222       46800      SH          SOLE             46800
FREEPORT-MCMORAN COPPER & GO           COM        35671D857    2284       75000      SH          SOLE             75000
MGM RESORTS INTERNATIONAL              COM        552953101    1394       150000     SH          SOLE            150000
NETFLIX INC                            COM        64110L106    3625       32000      SH          SOLE             32000
WINTRUST FINANCIAL CORP         *W EXP 12/18/201  97650W157     581       50000      SH          SOLE             50000
YAHOO INC                              COM        984332106    1317       100000     SH          SOLE            100000
BANK MONTREAL QUE                      COM        063671101     354        6285      SH          SOLE             6285
BOSTON PRIVATE FINL HLDGS IN    *W EXP 11/21/201  101119113     75        50000      SH          SOLE             50000
BROADWIND ENERGY INC                   COM        11161T108     24        75000      SH          SOLE             75000
CITIGROUP INC                   *W EXP 01/04/201  172967226     432      1000000     SH          SOLE            1000000
CITIGROUP INC                   *W EXP 10/28/201  172967234     160      2000000     SH          SOLE            2000000
COMERICA INC                    *W EXP 11/14/201  200340115    1229       258700     SH          SOLE            258700
CONVERTED ORGANICS INC                 COM        21254S107     10        200000     SH          SOLE            200000
DIGITAL RLTY TR INC                    COM        253868103     302        5336      SH          SOLE             5336
ENER1 INC                            COM NEW      29267A203      4        27100      SH          SOLE             27100
GLU MOBILE INC                         COM        379890106     36        17037      SH          SOLE             17037
HOME PROPERTIES INC                    COM        437306103     745       13125      SH          SOLE             13125
KKR FINANCIAL HLDGS LLC                COM        48248A306     123       16500      SH          SOLE             16500
MEASUREMENT SPECIALTIES INC            COM        583421102     236        9100      SH          SOLE             9100
NANOSPHERE INC                         COM        63009F105     10        10000      SH          SOLE             10000
NATIONAL RETAIL PROPERTIES I           COM        637417106     765       28454      SH          SOLE             28454
PENSON WORLDWIDE INC                   COM        709600100     73        50000      SH          SOLE             50000
REALTY INCOME CORP                     COM        756109104     208        6451      SH          SOLE             6451
RIO TINTO PLC                     SPONSORED ADR   767204100    5388       122224     SH          SOLE            122224
SELECT SECTOR SPDR TR            SBI CONS DISCR   81369Y407     366       10500      SH          SOLE             10500
WASHINGTON FED INC              *W EXP 11/14/201  938824117     332       82900      SH          SOLE             82900

